Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information
The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2019 owned a fleet of thirty seven liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May

17, 1999 under the provisions of law

89/1967, 378/1968 and article 25 of law 27/75 as amended by article

4 of law

2234/94. (See Note

3).
During 2017

and

2018, no charterer accounted for 10% or more of the Company’s revenues while in 2019 three charterer
s
accounted for 32%.

	Year ended December 31,
Charterer	2017	2018	2019
A	—	—	12%
B	—	—	10%
C	—	—	10%